Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	September 26, 2021	June 27, 2021
Land	$54,948	$19,879
Buildings and improvements	36,841	16,155
Leasehold improvements	319,360	313,441
Equipment, furniture, and fixtures	325,361	315,719
Internal-use software	19,443	19,307
Construction in progress	34,516	28,141
	790,469	712,642
Accumulated depreciation	(305,377)	(287,919)
Property and equipment, net of accumulated depreciation	485,092	424,723

	June 27, 2021	June 28, 2020
Land	$19,879	$17,987
Buildings and improvements	16,666	15,857
Leasehold improvements	313,441	286,874
Equipment, furniture, and fixtures	315,719	299,029
Internal-use software	19,307	15,806
Construction in progress	28,141	38,388
	713,153	673,941
Accumulated depreciation	(287,919)	(219,363)
Property and equipment, net of accumulated depreciation	425,234	454,578
Less: Assets held for sale – property and equipment	(511)	(1,247)
Property and equipment, net	$424,723	$453,331